Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Maturity profile
Long-term debt	R 104,834	R 102,643	R 167,197
Within one year
Maturity profile
Long-term debt	22,334	5,506
One to five years
Maturity profile
Long-term debt	55,936	64,495
More than five years
Maturity profile
Long-term debt	R 26,564	R 32,642